Cover	Dec. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 16, 2024, 1847 CMD Inc. (“1847 CMD”), a subsidiary of 1847 Holdings LLC (the “Company”), acquired all of the issued and outstanding capital stock of CMD Inc., a Nevada corporation (“CMD”), and all of the membership interests of CMD Finish Carpentry LLC, a Nevada limited liability company (“Finish,” and together with CMD, the “CMD Companies”), pursuant to a stock and membership interest purchase agreement, dated November 4, 2024 and amended on December 5, 2024 and December 13, 2024, between 1847 CMD and The CD Trust, dated October 18, 2021.
Document Period End Date	Dec. 13, 2024
Entity File Number	000-56128
Entity Registrant Name	1847 HOLDINGS LLC
Entity Central Index Key	0001599407
Entity Tax Identification Number	38-3922937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	260 Madison Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(212)
Local Phone Number	417-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	EFSH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false